Long-term Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Long-term Employee Benefits
(6)	LONG-TERM EMPLOYEE BENEFITS

Components of Net Periodic Benefit Cost

The following table sets forth the components of net periodic benefit (gain) cost for the three months ended March 31, 2015 and 2014.

	Pension Benefits
	Three Months Ended March 31,
	2015	2014
Components of net periodic benefit cost:
Net periodic benefit cost:
Service cost	$3.1	$4.6
Interest cost	4.6	6.0
Expected return on plan assets	(3.7)	(3.7)
Amortization of actuarial (gain) loss, net	0.3	(0.1)
Amortization of prior service credit, net	(0.1)	—

Net periodic benefit cost	$4.2	$6.8

	Other Long-Term Employee Benefits
	Three Months Ended March 31,
	2015	2014
Components of net periodic benefit (gain) cost:
Net periodic benefit (gain) cost:
Service cost	$—	$—
Interest cost	—	0.1
Amortization of prior service credit	(0.9)	—

Net periodic benefit (gain) cost	$(0.9)	$0.1

Significant Events

During the three months ended March 31, 2014, the Company amended one of our Non-U.S. defined benefit pension plans. The amendment effectively eliminated the accrual of future benefits for all participants as of March 31, 2014, resulting in a curtailment gain of $5.6 million. As the plan had unrealized losses in excess of the reduction of the projected benefit obligation at the date of amendment, the gain was recorded as a reduction of the projected benefit obligation and a corresponding reduction of unrealized losses within Accumulated other comprehensive loss.

(10)	LONG-TERM EMPLOYEE BENEFITS

Defined Benefit Pension and Other Long-Term Employee Benefits Plans

Successor period

Defined Benefit Pensions

In connection with the Acquisition, we assumed certain defined benefit plan obligations for both current and former employees of our non-U.S. subsidiaries. All defined benefit pension plan obligations for current and former employees in the U.S. were retained by DuPont.

The defined benefit obligations for remaining current employees of non-U.S. subsidiaries assumed by Axalta were carved out of defined benefit pension plans retained by DuPont, where required. We have created new defined benefit pension plans for all effected participants. The Acquisition Agreement required DuPont to transfer assets generally in the form of cash, insurance contracts or marketable securities from DuPont’s funded defined benefit pension plans to our defined benefit pension plans within 180 days of the closing date of the Acquisition. The determination of asset transfers has been completed at December 31, 2014 for all plans except the plan covering our Canadian employees.

During the Predecessor period, DuPont had accounted for the benefit obligations of all the defined benefit plans as though the employees were participants in a multiemployer plan in the Predecessor period. For multiemployer plans, ASC 805, Business Combinations, requires an obligation to the plan for a portion of its unfunded benefit obligations to be established at the acquisition date when withdrawal from the multiemployer plan is probable. As withdrawal from the DuPont defined benefit pension plan and related transfer of plan assets was required pursuant to the Acquisition Agreement, an estimate of the unfunded benefit obligations was recorded as of the Acquisition date. The plan assets have been or will be directly transferred to the pension trust. Accordingly, assumed defined benefit obligations are presented net of the plan assets transferred, or to be transferred in the case of Canada, by DuPont.

Other Long-Term Employee Benefits

We also assumed in connection with the Acquisition certain long-term employee health care and life insurance benefits for certain eligible employees in Canada and Brazil. These programs require retiree contributions based on retiree-selected coverage levels for certain retirees.

Predecessor period

DuPont offered various long-term benefits to its employees. DuPont offered U.S. plans that were shared amongst its businesses. In these cases, the costs, assets, and liabilities of participating employees in these plans are reflected in the Predecessor combined financial statements as though DPC participated in a multiemployer plan. The total cost of the plan was determined by actuarial valuation and the business received an allocation of the cost of the plan based upon several factors, including a percentage of salaries, headcount and fixed costs.

For the non-U.S. plans, the Predecessor combined financial statements have been prepared as though the DPC employees who participated in the non-U.S. plans were considered separate plans. As such a portion of DuPont’s liabilities, assets and expenses are included in the Predecessor combined financial statements. Pension asset allocation for funded plans outside of the U.S. was based on either predominant local country calculation, or in other cases, by relative benefit obligation of the standalone DPC plan.

Defined Benefit Pensions

DuPont had both funded and unfunded noncontributory defined benefit pension plans covering a majority of the U.S. employees hired before January 1, 2007, including U.S. employees of DPC. The benefits under these plans were based primarily on years of service and employees’ pay near retirement. DuPont’s funding policy was consistent with the funding requirements of federal laws and regulations.

Pension coverage for employees of DuPont’s non-U.S. subsidiaries was provided, to the extent deemed appropriate, through separate plans. Obligations under such plans were funded by depositing funds with trustees, covered by insurance contracts, or were unfunded.

Other Long-Term Employee Benefits

DuPont and its Canadian and Brazilian subsidiaries provided medical, dental and life insurance benefits to pensioners and survivors, and disability and life insurance protection to employees. The associated plans for retiree benefits were unfunded and the cost of the approved claims was paid from DuPont funds. Essentially all of the cost and liabilities for these retiree benefit plans were attributable to DuPont’s U.S. plans. The retiree medical plan was contributory with pensioners and survivors’ contributions adjusted annually to achieve a 50/50 target sharing of cost increases between DuPont and pensioners and survivors. In addition, limits were applied to DuPont’s portion of the retiree medical cost coverage. U.S. employees hired after December 31, 2006 were not eligible to participate in the postretirement medical, dental and life insurance plans.

Employee life insurance and disability benefit plans were insured in many countries. However, primarily in the U.S., such plans were generally self-insured or were fully experience rated. Expenses for self-insured and fully experience rated plans are reflected in the Predecessor combined financial statements.

Participation in the U.S. Plans

DPC participated in DuPont’s U.S. plans as though they were participants in a multiemployer plan with the other businesses of DuPont. The following table presents pension expense allocated by DuPont to DPC for DuPont’s significant plans in which DPC participated.

		Predecessor
Plan Name	EIN/ Pension Number	January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
DuPont Pension and Retirement Plan	51-0014090/001	$4.2	$40.6
All Other Plans		$0.7	$16.7

Obligations and Funded Status

The measurement date used to determine defined benefit and other long-term employee benefit obligations was December 31. The following table sets forth the changes to the projected benefit obligations (“PBO”) and plan assets for the Successor year ended December 31, 2014 and 2013 and the funded status and amounts recognized in the accompanying consolidated balance sheets at December 31, 2014 and 2013 for the Company’s defined benefit pension and other long-term benefit plans:

	Defined Benefits		Other Long-Term Employee Benefits
	Successor		Successor
	Year Ended December 31,		Year Ended December 31,
Obligations and Funded Status	2014	2013	2014	2013
Change in benefit obligation:
Projected benefit obligation at beginning of year	$603.0	$—	$4.6	$—
Fair value of assumed obligation at Acquisition date	—	579.5	—	5.2
Service cost	15.4	17.0	0.1	0.2
Interest cost	22.9	21.2	0.1	0.2
Participant contributions	1.0	1.0	—	—
Actuarial losses (gains)—net	85.8	(5.8)	1.1	(0.7)
Plan curtailments and settlements	(16.3)	(1.4)	—	—
Benefits paid	(30.1)	(20.7)	—	—
Amendments	(4.3)	(0.4)	(5.7)	—
Currency translation adjustment	(64.3)	12.6	(0.1)	(0.3)

Projected benefit obligation at end of year	613.1	603.0	0.1	4.6

Change in plan assets:
Fair value of plan assets at beginning of year	281.3	—	—	—
Fair value of plan assets at Acquisition date	—	250.7	—	—
Actual return on plan assets	26.5	16.0	—	—
Employer contributions	40.9	28.6	—	—
Participant contributions	1.0	1.0	—	—
Benefits paid	(30.1)	(20.7)	—	—
Settlements	(2.7)	(0.6)	—	—
Currency translation adjustment	(22.4)	6.3	—	—

Fair value of plan assets at end of year	294.5	281.3	—	—

Funded status, net	$(318.6)	$(321.7)	$(0.1)	$(4.6)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	$0.1	$0.2	$—	$—
Other accrued liabilities	(12.4)	(13.3)	—	—
Accrued pension and other long-term employee benefits	(306.3)	(308.6)	(0.1)	(4.6)

Net amount recognized	$(318.6)	$(321.7)	$(0.1)	$(4.6)

The PBO is the actuarial present value of benefits attributable to employee service rendered to date, including the effects of estimated future pay increases. The accumulated benefit obligation (“ABO”) is the actuarial present value of benefits attributable to employee service rendered to date, but does not include the effects of estimated future pay increases.

The following table reflects the ABO for all defined benefit pension plans as of December 31, 2014 and 2013. Further, the table reflects the aggregate PBO, ABO and fair value of plan assets for pension plans with PBO in excess of plan assets and for pension plans with ABO in excess of plan assets.

	Successor
	Year Ended December 31,
	2014	2013
ABO	$559.4	$541.5
Plans with PBO in excess of plan assets:
PBO	$606.2	$595.7
ABO	$553.2	$534.9
Fair value plan assets	$287.5	$273.8
Plans with ABO in excess of plan assets:
PBO	$602.0	$537.8
ABO	$550.9	$488.9
Fair value plan assets	$285.1	$227.2

The pretax amounts not yet reflected in net periodic benefit cost and included in Accumulated other comprehensive income (loss) include the following:

Defined Benefits:	Successor
	Year Ended December 31,
	2014	2013
Accumulated net actuarial gains (losses)	$(52.6)	$10.0
Accumulated prior service (cost) credit	4.3	0.4

Total	$(48.3)	$10.4

Other Long-Term Employee Benefits:	Successor
	Year Ended December 31,
	2014	2013
Accumulated net actuarial gains (losses)	$(0.4)	$0.6
Accumulated prior service (cost) credit	4.1	—

Total	$3.7	$0.6

The accumulated actuarial gains (losses), net for pensions and other long-term employee benefits relate primarily to differences between the actual net periodic expense and the expected net periodic expense resulting from differences in the significant assumptions, including primarily return on assets, discount rates and healthcare trends, used in these estimates.

The estimated pre-tax amounts that are expected to be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost during 2015 for the defined benefit plans and other long-term employee benefit plans is as follows:

	2015
	Defined Benefits	Other Long-Term Employee Benefits
Amortization of net actuarial gains (losses)	$(1.1)	$—
Amortization of prior service (cost) credit	0.3	4.1

Total	$(0.8)	$4.1

Components of Net Periodic Benefit Cost

The following table sets forth the components of net periodic benefit costs for the Successor years ended December 31, 2014 and 2013 and the Predecessor year ended December 31, 2012.

	Pension Benefits
	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Components of net periodic benefit cost and amounts recognized in other comprehensive (income) loss:
Net periodic benefit (credit) cost:
Service cost	$15.4	$17.0	$—	$1.6	$14.8
Interest cost	22.9	21.2	—	1.8	22.0
Expected return on plan assets	(14.8)	(11.9)	—	(1.9)	(18.4)
Amortization of actuarial (gain) loss, net	(0.3)	—	—	1.1	5.2
Amortization of prior service cost	—	—	—	—	0.2
Curtailment gain	(7.3)	—	—	—	—
Settlement loss	0.1	—	—	—	3.9

Net periodic benefit cost	16.0	26.3	—	2.6	27.7

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net	60.6	(10.6)	—	—	112.7
Amortization of actuarial gain (loss), net	0.3	—	—	(1.1)	(5.2)
Prior service benefit	(4.3)	(0.4)	—	—	(0.3)
Amortization of prior service cost	—	—	—	—	(0.2)
Curtailment gain	7.3	—	—	—	—
Settlement loss	(0.1)	—	—	—	(3.9)
Net translation adjustment	(4.9)	0.6	—	—	—

Total (gain) loss recognized in other comprehensive income	58.9	(10.4)	—	(1.1)	103.1

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$74.9	$15.9	$—	$1.5	$130.8

	Other Long-Term Employee Benefits
	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Components of net periodic benefit cost and amounts recognized in other comprehensive (income) loss:
Net periodic benefit credit cost:
Service cost	$0.1	$0.2	$—	$—	$0.3
Interest cost	0.1	0.2	—	—	0.5
Amortization of actuarial loss, net	0.1	—	—	—	—
Amortization of prior service cost (benefit)	(1.4)	—	—	—	0.2

Net periodic benefit cost	(1.1)	0.4	—	—	1.0

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss	(4.6)	(0.7)	—	—	2.7
Amortization of actuarial gain (loss)	(0.1)	—	—	—	—
Prior service benefit	—	—	—	—	(5.9)
Amortization of prior service benefit (cost)	1.4	—	—	—	(0.2)
Net translation adjustment	—	0.1	—	—	—

Total (gain) loss recognized in other comprehensive income	(3.3)	(0.6)	—	—	(3.4)

Total recognized in net periodic benefit cost and other comprehensive income	$(4.4)	$(0.2)	$—	$—	$(2.4)

Significant Events

During the Successor year ended December 31, 2014, we recorded a curtailment gain of $7.3 million within Selling, general and administrative expenses due to an amendment to one of our pension plans. In addition, amendments to our long-term employee benefit plans resulted in increases to Accumulated other comprehensive income of $12.0 million at December 31, 2014. These amounts will continue to be recognized in earnings over the remaining future service periods of active participants.

Assumptions

We used the following assumptions in determining the benefit obligations and net periodic benefit cost:

	Successor		Predecessor
	2014	2013	2012
Defined benefits
Weighted-average assumptions:
Discount rate to determine benefit obligations	3.23%	4.11%	3.38%
Discount rate to determine net cost	4.11%	4.15%	4.73%
Rate of future compensation increases to determine benefit obligation	3.57%	3.52%	3.16%
Rate of future compensation increases to determine net cost	3.52%	3.69%	3.33%
Rate of return on plan assets to determine net cost	5.23%	5.22%	7.71%

	Successor		Predecessor
	2014	2013	2012
Other Long-Term Employee benefits
Weighted-average assumptions:
Discount rate to determine benefit obligations	1.50%	4.80%	4.86%
Discount rate to determine net cost	4.80%	4.20%	7.28%
Rate of future compensation increases to determine benefit obligations	—	—	3.00%
Rate of future compensation increases to determine net cost	—	—	4.00%

The discount rates used reflect the expected future cash flow based on plan provisions, participant data as of the closing date of the Acquisition and the currencies in which the expected future cash flows will occur. For the majority of our defined benefit pension obligations, we utilize prevailing long-term high quality corporate bond indices applicable to the respective country at the measurement date. In countries where established corporate bond markets do not exist, we utilize other index movement and duration analysis to determine discount rates. The long-term rate of return on plan assets assumptions reflect economic assumptions applicable to each country and assumptions related to the preliminary assessments regarding the type of investments to be held by the respective plans.

Estimated future benefit payments

The following reflects the total benefit payments expected to be paid for defined benefits:

Year ended December 31,	Benefits
2015	$34.8
2016	$27.1
2017	$29.8
2018	$31.0
2019	$37.6
2020—2024	$180.3

The following reflects the total benefit payments expected to be paid for other long-term employee benefits:

Year ended December 31,	Benefits
2015	$—
2016	$0.1
2017	$—
2018	$—
2019	$—
2020—2024	$—

Plan Assets

As discussed above, the defined benefit pension plans for the subsidiaries in Austria, the United Kingdom and Germany represent single-employer plans and the related plan assets are invested within separate trusts. The defined benefit plan obligations for remaining current employees of non-U.S. subsidiaries assumed by us were carved out of the defined benefit pension plans retained by DuPont. At December 31, 2014, DuPont had completed the asset transfers for all funded plans except the plan covering our Canadian employees. The Canadian plan assets continue to be invested and managed by DuPont until the required regulatory approvals are received at which time the assets will be transferred to a newly created trust.

Equity securities include varying market capitalization levels. U.S. equity investments are primarily large-cap companies. Fixed income investments include corporate issued, government issued and asset backed securities. Corporate debt investments include a range of credit risk and industry diversification. Other investments include real estate and private market securities such as insurance contracts, interests in private equity, and venture capital partnerships.

Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s investment strategy in pension plan assets is to generate earnings over an extended time to help fund the cost of benefits while maintaining an adequate level of diversification for a prudent level of risk. The table below summarizes the weighted average target pension plan asset allocation at December 31 for all Axalta defined benefit plans.

Asset Category	2014	2013	Target Allocation
Equity securities	35-40%	35-40%	35-40%
Debt securities	35-40%	35-40%	35-40%
Real estate	0-1%	0-1%	0-1%
Other	20-25%	20-25%	20-25%

The table below presents the fair values of the defined benefit pension plan assets by level within the fair value hierarchy, as described in Note 3, at December 31, 2014 and 2013, respectively.

	Fair value measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$4.4	$4.4	$—	$—
U.S. equity securities	16.1	16.1	—	—
Non-U.S. equity securities	79.2	78.7	0.4	0.1
Debt—government issued	36.9	36.3	0.6	—
Debt—corporate issued	55.3	53.0	—	2.3
Hedge Funds	0.2	0.1	0.1	—
Private market securities	63.2	0.1	0.1	63.0
Real estate	0.4	—	—	0.4

	255.7	$188.7	$1.2	$65.8

Pension trust receivables	38.8

Total	$294.5

	Fair value measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$6.7	$6.7	$—	$—
U.S. equity securities	13.6	13.2	0.4	—
Non-U.S. equity securities	71.3	70.8	0.5	—
Debt—government issued	34.4	34.4	—	—
Debt—corporate issued	52.2	49.3	2.9	—
Hedge Funds	0.4	0.2	0.2	—
Private market securities	59.5	—	0.2	59.3
Real estate	0.3	—	—	0.3

	238.4	$174.6	$4.2	$59.6

Pension trust receivables	42.9

Total	$281.3

Level 3 assets are primarily insurance contracts pledged on behalf of employees with benefits in certain countries, ownership interests in investment partnerships, trusts that own private market securities, and real estate. The tables below present a roll forward of activity for these assets for the years ended December 31, 2014 and 2013.

	Level 3 assets
	Total	Private market securities	Debt and Equity	Real estate
Ending balance at December 31, 2012	$12.2	$10.5	$—	$1.7
Realized (loss)	(0.1)	—	—	(0.1)
Change in unrealized gain	0.2	0.2	—	—
Purchases, sales, issues and settlements	45.6	46.9	—	(1.3)
Transfers in/(out) of Level 3	1.7	1.7	—	—

Ending balance at December 31, 2013	$59.6	$59.3	$—	$0.3
Realized (loss)	—	—	—	—
Change in unrealized gain	0.2	—	—	0.2
Purchases, sales, issues and settlements	6.0	3.7	2.4	(0.1)
Transfers in/(out) of Level 3	—	—	—	—

Ending balance at December 31, 2014	$65.8	$63.0	$2.4	$0.4

Assumptions and Sensitivities

The discount rate is determined as of each measurement date, based on a review of yield rates associated with long-term, high-quality corporate bonds. The calculation separately discounts benefit payments using the spot rates from a long-term, high-quality corporate bond yield curve.

The long-term rate of return assumption represents the expected average rate of earnings on the funds invested to provide for the benefits included in the benefit obligations. The long-term rate of return assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses and the potential to outperform market index returns. The expected long-term rate of return on assets was 5.23% for 2014. For 2015, the expected long-term rate of return is 5.21%.

A significant factor used in estimating future per capita cost of covered healthcare benefits for our retirees and us is the healthcare cost trend rate assumption. The rate used at December 31, 2014 was 5.00% and is assumed to remain at that level thereafter. Increasing the assumed healthcare cost trend rates by one percentage point would result in additional annual costs of approximately $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point would result in a decrease of approximately $0.1 million in annual costs. There is no effect on other long-term employee benefit obligations at December 31, 2014 of a one percentage point increase or decrease in assumed health care cost trend rates.

Anticipated Contributions to Defined Benefit Plan

For funded pension plans, our funding policy is to fund amounts for pension plans sufficient to meet minimum requirements set forth in applicable benefit laws and local tax laws. Based on the same assumptions used to measure our benefit obligations at December 31, 2014 we expect to contribute $16.5 million to our defined benefit plans during 2015. No contributions to our other long-term employee benefit plans are expected during 2015. No plan assets are expected to be returned to the Company in 2015.

Defined Contribution Plans

The Company sponsors defined contribution plans in both its US and non-US subsidiaries, under which salaried and certain hourly employees may defer a portion of their compensation. Eligible participants may contribute to the plan up to the allowable amount as determined by the plan of their regular compensation before taxes. All contributions and Company matches are invested at the direction of the employee. Company matching contributions vest immediately and aggregated $35.9 million for the Successor year ended December 31, 2014.